ACCRUED LIABILITIES AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of ACCRUED LIABILITIES AND OTHER PAYABLES [Abstract]
Disclosure of detailed information about accrued liabilities and other payables [Text Block]
	As of December 31,
	2018	2017
	RMB’000	RMB’000
Deposits received from distributors	16,200	17,200
Accrued salary	2,331	3,804
Accrued rent, electricity and water	2,500	3,641
Accrued other taxes	1,541	1,728
Others	3,322	3,346
	25,894	29,719

Disclosure of detailed information about accrued liabilities and other payables that are denominated in various currencies [Text Block]	Accrued liabilities and other payables are denominated in the following currencies:
	As of December 31,
	2018	2017
	RMB’000	RMB’000
Renminbi	25,859	29,696
US dollars	35	23
	25,894	29,719